Schedule II Condensed Financial Information of Registrant - Condensed Cash Flow € in Millions, $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			$ 1,199	$ 1,049	$ 599
Cash flows from investing activities
Investment in note receivable | €		€ (5)
Purchases of:
Net cash (used in) provided by investing activities			(2,602)	(52)	1,332
Cash flows from financing activities
Net cash provided by (used in) financing activities			1,155	(911)	(2,328)
Net (decrease) increase in cash and cash equivalents			(261)	82	(397)
Cash and cash equivalents at beginning of year	[1]		2,720	2,638	3,035
Cash and cash equivalents at end of year	[1]		2,459	2,720	2,638
Supplementary information
Cash paid for interest			9	22	56
Non-cash transactions
Issuance of capital for payment of liabilities			0	0	199
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities			(45)	(82)	319
Cash flows from investing activities
Capital contributions to subsidiary			(34)	(506)	(232)
Acquisition of subsidiaries, net of cash acquired			0	0	33
Receipts on loans to subsidiaries			20	188	0
Issuances of loans to subsidiaries			0	(103)	(100)
Investment in note receivable			0	(5)	0
Sales, maturities, and repayments of:
Available-for-sale, fixed maturity securities			5	17	9
Purchases of:
Available-for-sale, fixed maturity securities (related party: 2016 – $0, 2015 – $0, and 2014 – $(38))			(3)	(423)	(294)
Cash settlement of derivatives			5	0	0
Other investing activities, net			(5)	0	0
Net cash (used in) provided by investing activities			(12)	(832)	(584)
Cash flows from financing activities
Capital contributions			1	1,116	305
Repayment of note payables			0	0	(300)
Net change in cash collateral posted for derivative transactions			6	0	0
Repurchase of common stock			(21)	(3)	(78)
Net cash provided by (used in) financing activities			(14)	1,113	(73)
Net (decrease) increase in cash and cash equivalents			(71)	199	(338)
Cash and cash equivalents at beginning of year			260	61	399
Cash and cash equivalents at end of year			189	260	61
Supplementary information
Cash paid for interest			0	0	1
Non-cash transactions
Non-cash capital contribution to ALRe			0	708	0
Issuance of capital for payment of liabilities			$ 0	$ 2	$ 199

[1]	Includes cash and cash equivalents of consolidated variable interest entities